Business Acquisitions - Additional to Goodwill within Reportable Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 29, 2012 PLG [Member]	Dec. 29, 2012 Branded wholesale, footwear, apparel and licensing [Member] PLG [Member]	Dec. 29, 2012 Consumer-direct [Member] PLG [Member]
Business Acquisition [Line Items]
Addition to goodwill from the acquisition of PLG		$ 419.6	$ 373.6	$ 46.0